Income Taxes (Details Narrative) (10-K)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Income tax expenses, current		$ 375,469	$ 235,273
Effective tax rate, percentage		21.00%
Corporate income tax rate	0.21